Events After the Reporting Date	6 Months Ended
Jun. 30, 2024
Events After the Reporting Date [Abstract]
Events after the Reporting Date

Note 10 - Events after the Reporting Date

a.	In July 2024, the Group granted 2,000,000 RSUs to employees of the Company. The RSUs represent the right to receive ordinary shares at a future time and vest over a period of two to four years.

b.	On July 3, 2024, the Company entered into a definitive agreement, under which it agreed to acquire all outstanding shares of Desktop Metal, Inc. (“Desktop Metal”) (NYSE: DM) in an all-cash transaction for $5.50 per share, subject to possible downward adjustments to $4.07 per share. At $5.50 per share, the transaction represents a total consideration of approximately $183 million, and possibly $135 million based on downward adjustments.

The transaction is not subject to a financing condition. The Company intends to finance the transaction using its cash on hand.

The closing of the transaction is subject to certain closing conditions, including the approval of Desktop Metal’s stockholders, and required regulatory approvals, and certain termination rights as described in the merger agreement. With respect to the approval under the Hart-Scott-Rodino Act, the Company announced on August 26, 2024, that the waiting period under which the United States Department of Justice could have raised issues had expired.

c.	On September 25, 2024, the Company entered into a definitive agreement, under which it agreed to acquire all outstanding shares of Markforged Holding Corporation (“Markforged”) (NYSE: MKFG) in an all-cash transaction for $5.00 per share. The transaction represents a total consideration of approximately $115 million.

The transaction is not subject to any financing conditions. The Company intends to finance the transaction using its cash on hand.

The closing of the transaction is subject to certain closing conditions, including the approval of Markforged’s stockholders, and required regulatory approvals, and certain termination rights as described in the merger agreement.